Business Combination - Reconciles the Business Combination to the Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 26, 2022	Dec. 31, 2022
Business Acquisition
Cash acquired through reverse capitalization	$ 13,849
Net cash proceeds from Business Combination	293,717	$ 293,700
Less: Non-cash fair value of Public Warrants and Private Placement Warrants	(13,420)
Redemption amount	280,297
Back Stop Share
Business Acquisition
Derivative instrument, contingent consideration, liability	100,000
Harley Davidson
Business Acquisition
Proceeds sale	100,000
Less: transaction costs and advisory fees incurred by H-D	(20,132)
KYMCO Group
Business Acquisition
Proceeds sale	$ 100,000